S000055534 [Member] Investment Objectives and Goals - DoubleLine Shiller Enhanced International CAPE	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Shiller Enhanced International CAPE®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return that exceeds the total return of its benchmark index over a full market cycle.